STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		14 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating Activities:
Net (loss)	$ (43,865)	$ (1,604)	$ (45,469)
Extraordinary Loss	13,000		13,000
Deferred offering costs	12,000	(12,000)
Accounts payable and accrued liabilities	(4,756)	13,241	8,485
Net Cash Used in Operating Activities	(23,621)	(363)	(23,984)
Investing Activities:
Purchased fixed assets	(18,000)		(18,000)
Net Cash Used in Investing Activities	(18,000)		(18,000)
Financing Activities:
Due to shareholder		188	188
Proceeds from common stock	28,000	18,000	46,000
Net Cash Provided by Financing Activities	28,000	18,188	46,188
Net (Decrease) Increase in Cash	(13,621)	17,825	4,204
Cash - Beginning of Period	17,825
Cash - End of Period	4,204	17,825	4,204
Supplemental Disclosure of Cash Flow Information:
Cash paid for Interest
Cash Paid for Income Taxes